Revenues	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Revenues
20.	REVENUES
Details of revenues were as follows:

	Years ended
	January 31, 2025	January 31, 2024
		Reclassified (Note 2)
Year-Round Products	$4,306.3	$5,339.4
Seasonal Products	2,370.4	3,410.7
PA&A and OEM Engines	1,153.0	1,212.9
	$7,829.7	$9,963.0